Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000202323 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Percent of Total Long Exposure	76.20%	[1]
Percent of Total Short Exposure	23.80%	[1]
C000202323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Percent of Total Long Exposure	5.40%	[1]
Percent of Total Short Exposure	1.80%	[1]
C000202323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Percent of Total Long Exposure	12.20%	[1]
Percent of Total Short Exposure	2.60%	[1]
C000202323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Percent of Total Long Exposure	4.40%	[1]
Percent of Total Short Exposure	2.80%	[1]
C000202323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Percent of Total Long Exposure	2.00%	[1]
Percent of Total Short Exposure	0.90%	[1]
C000202323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
Percent of Total Long Exposure	4.30%	[1]
Percent of Total Short Exposure	1.10%	[1]
C000202323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
Percent of Total Long Exposure	7.40%	[1]
Percent of Total Short Exposure	3.90%	[1]
C000202323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Percent of Total Long Exposure	4.20%	[1]
Percent of Total Short Exposure	1.40%	[1]
C000202323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Percent of Total Long Exposure	6.50%	[1]
Percent of Total Short Exposure	3.70%	[1]
C000202323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Percent of Total Long Exposure	4.80%	[1]
Percent of Total Short Exposure	2.20%	[1]
C000202323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Percent of Total Long Exposure	3.70%	[1]
Percent of Total Short Exposure	2.30%	[1]
C000202323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1],[2]
Percent of Total Long Exposure	17.30%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000202323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Percent of Total Long Exposure	4.00%	[1]
Percent of Total Short Exposure	1.10%	[1]
C000202323 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3],[4]
C000202323 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[3],[4]
C000202323 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[3],[4]
C000202323 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3],[4]
C000202323 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[3],[4]
C000202323 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[3],[4]
C000202323 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3],[4]
C000202323 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value		[3],[4],[5]
C000202323 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)	[3],[4]
C000202321 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
Percent of Total Long Exposure	76.20%	[6]
Percent of Total Short Exposure	23.80%	[6]
C000202321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
Percent of Total Long Exposure	5.40%	[6]
Percent of Total Short Exposure	1.80%	[6]
C000202321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[6]
Percent of Total Long Exposure	12.20%	[6]
Percent of Total Short Exposure	2.60%	[6]
C000202321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
Percent of Total Long Exposure	4.40%	[6]
Percent of Total Short Exposure	2.80%	[6]
C000202321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
Percent of Total Long Exposure	2.00%	[6]
Percent of Total Short Exposure	0.90%	[6]
C000202321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[6]
Percent of Total Long Exposure	4.30%	[6]
Percent of Total Short Exposure	1.10%	[6]
C000202321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[6]
Percent of Total Long Exposure	7.40%	[6]
Percent of Total Short Exposure	3.90%	[6]
C000202321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[6]
Percent of Total Long Exposure	4.20%	[6]
Percent of Total Short Exposure	1.40%	[6]
C000202321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[6]
Percent of Total Long Exposure	6.50%	[6]
Percent of Total Short Exposure	3.70%	[6]
C000202321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
Percent of Total Long Exposure	4.80%	[6]
Percent of Total Short Exposure	2.20%	[6]
C000202321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
Percent of Total Long Exposure	3.70%	[6]
Percent of Total Short Exposure	2.30%	[6]
C000202321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[6],[7]
Percent of Total Long Exposure	17.30%	[6],[7]
Percent of Total Short Exposure		[6],[7]
C000202321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
Percent of Total Long Exposure	4.00%	[6]
Percent of Total Short Exposure	1.10%	[6]
C000202321 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8],[9]
C000202321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[8],[9]
C000202321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[8],[9]
C000202321 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8],[9]
C000202321 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[8],[9]
C000202321 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[8],[9]
C000202321 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8],[9]
C000202321 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8],[9],[10]
C000202321 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)	[8],[9]
C000202322 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
Percent of Total Long Exposure	76.20%	[11]
Percent of Total Short Exposure	23.80%	[11]
C000202322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[11]
Percent of Total Long Exposure	5.40%	[11]
Percent of Total Short Exposure	1.80%	[11]
C000202322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[11]
Percent of Total Long Exposure	12.20%	[11]
Percent of Total Short Exposure	2.60%	[11]
C000202322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[11]
Percent of Total Long Exposure	4.40%	[11]
Percent of Total Short Exposure	2.80%	[11]
C000202322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[11]
Percent of Total Long Exposure	2.00%	[11]
Percent of Total Short Exposure	0.90%	[11]
C000202322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[11]
Percent of Total Long Exposure	4.30%	[11]
Percent of Total Short Exposure	1.10%	[11]
C000202322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[11]
Percent of Total Long Exposure	7.40%	[11]
Percent of Total Short Exposure	3.90%	[11]
C000202322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[11]
Percent of Total Long Exposure	4.20%	[11]
Percent of Total Short Exposure	1.40%	[11]
C000202322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[11]
Percent of Total Long Exposure	6.50%	[11]
Percent of Total Short Exposure	3.70%	[11]
C000202322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
Percent of Total Long Exposure	4.80%	[11]
Percent of Total Short Exposure	2.20%	[11]
C000202322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
Percent of Total Long Exposure	3.70%	[11]
Percent of Total Short Exposure	2.30%	[11]
C000202322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[11],[12]
Percent of Total Long Exposure	17.30%	[11],[12]
Percent of Total Short Exposure		[11],[12]
C000202322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
Percent of Total Long Exposure	4.00%	[11]
Percent of Total Short Exposure	1.10%	[11]
C000202322 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13],[14]
C000202322 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[13],[14]
C000202322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[13],[14]
C000202322 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13],[14]
C000202322 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[13],[14]
C000202322 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[13],[14]
C000202322 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13],[14]
C000202322 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13],[14],[15]
C000202322 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)	[13],[14]
C000222461 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
Percent of Total Long Exposure	76.20%	[16]
Percent of Total Short Exposure	23.80%	[16]
C000222461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[16]
Percent of Total Long Exposure	5.40%	[16]
Percent of Total Short Exposure	1.80%	[16]
C000222461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[16]
Percent of Total Long Exposure	12.20%	[16]
Percent of Total Short Exposure	2.60%	[16]
C000222461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[16]
Percent of Total Long Exposure	4.40%	[16]
Percent of Total Short Exposure	2.80%	[16]
C000222461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
Percent of Total Long Exposure	2.00%	[16]
Percent of Total Short Exposure	0.90%	[16]
C000222461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[16]
Percent of Total Long Exposure	4.30%	[16]
Percent of Total Short Exposure	1.10%	[16]
C000222461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[16]
Percent of Total Long Exposure	7.40%	[16]
Percent of Total Short Exposure	3.90%	[16]
C000222461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[16]
Percent of Total Long Exposure	4.20%	[16]
Percent of Total Short Exposure	1.40%	[16]
C000222461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[16]
Percent of Total Long Exposure	6.50%	[16]
Percent of Total Short Exposure	3.70%	[16]
C000222461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
Percent of Total Long Exposure	4.80%	[16]
Percent of Total Short Exposure	2.20%	[16]
C000222461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[16]
Percent of Total Long Exposure	3.70%	[16]
Percent of Total Short Exposure	2.30%	[16]
C000222461 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[16],[17]
Percent of Total Long Exposure	17.30%	[16],[17]
Percent of Total Short Exposure		[16],[17]
C000222461 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[16]
Percent of Total Long Exposure	4.00%	[16]
Percent of Total Short Exposure	1.10%	[16]
C000222461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18],[19]
C000222461 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[18],[19]
C000222461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[18],[19]
C000222461 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18],[19]
C000222461 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[18],[19]
C000222461 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[18],[19]
C000222461 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18],[19]
C000222461 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value		[18],[19],[20]
C000222461 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)	[18],[19]

[1]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[2]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
[3]	Excludes short-term securities, short investments and options, if any.
[4]	Excludes underlying investments in total return swaps.
[5]	Rounds to less than 0.1%.
[6]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[7]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
[8]	Excludes short-term securities, short investments and options, if any.
[9]	Excludes underlying investments in total return swaps.
[10]	Rounds to less than 0.1%.
[11]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[12]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
[13]	Excludes short-term securities, short investments and options, if any.
[14]	Excludes underlying investments in total return swaps.
[15]	Rounds to less than 0.1%.
[16]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[17]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
[18]	Excludes short-term securities, short investments and options, if any.
[19]	Excludes underlying investments in total return swaps.
[20]	Rounds to less than 0.1%.